CONTRACTUAL OBLIGATIONS (Details) $ in Thousands		Dec. 31, 2023 ARS ($) $ / $	Dec. 10, 2023 $ / $	Dec. 09, 2023 $ / $
Contractual commitments [abstract]
Contractual commitments		$ 561,064,806
Exchange rate (in Ps. per dollars) | $ / $			800	350
Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments		609,434
As of 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments		130,996,838
From 1/01/2025 to 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments		424,523,579
From 01/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments		4,255,896
From 1/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments		679,059
Financial Indebtedness [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	$ 496,550,458
Exchange rate (in Ps. per dollars) | $ / $		808.45
Financial Indebtedness [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	$ 0
Financial Indebtedness [Member] | As of 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	78,682,864
Financial Indebtedness [Member] | From 1/01/2025 to 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	417,867,594
Financial Indebtedness [Member] | From 01/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	0
Financial Indebtedness [Member] | From 1/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	0
Purchase Obligations [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	45,693,729
Purchase Obligations [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Purchase Obligations [Member] | As of 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	45,693,729
Purchase Obligations [Member] | From 1/01/2025 to 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Purchase Obligations [Member] | From 01/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Purchase Obligations [Member] | From 1/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Financial Leasing [Member]
Contractual commitments [abstract]
Contractual commitments		18,820,619
Financial Leasing [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments		609,434
Financial Leasing [Member] | As of 12/31/2024 [Member]
Contractual commitments [abstract]
Contractual commitments		6,620,245
Financial Leasing [Member] | From 1/01/2025 to 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments		6,655,985
Financial Leasing [Member] | From 01/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments		4,255,896
Financial Leasing [Member] | From 1/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments		$ 679,059

[1]	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
[2]	Corresponds to purchase of natural gas contracts for the processing of liquids.